Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in Accumulated Other Comprehensive Loss
Net actuarial gain (loss)	$ 445,000
Amortization of net loss	$ 743,000
Other Employee Benefits
Maximum employee contribution as percentage of base compensation	60.00%
Maximum employer matching contribution as percentage of the first 6% of base compensation that an employee contributes	50.00%
Percentage of base compensation matched by employer	6.00%
Matching contributions by employer	$ 2,600,000	$ 2,400,000	$ 2,100,000
Insurance coverage for employee health care, per member per plan year				$ 250,000
Insurance coverage for employee health care as percentage of expected claims per plan year				125.00%
Maximum liability for workers' compensation claim per individual				$ 250,000
Maximum liability for automobile liability claims per accident				250,000
Defined benefit pension plan
Change in Benefit Obligation
Benefit obligations at beginning of year	27,728,000	27,281,000
Interest cost	1,128,000	1,179,000	1,159,000
Actuarial (gain) loss	1,773,000	353,000
Benefit paid	(1,134,000)	(1,085,000)
Benefit obligation at end of year	29,495,000	27,728,000	27,281,000
Change in Plan Assets
Fair value of plan assets at beginning of year	19,600,000	19,537,000
Actual (loss) return on plan assets	3,330,000	1,148,000
Benefit paid	(1,134,000)	(1,085,000)
Employer contribution	412,000		300,000
Fair value of plan assets at end of year	22,208,000	19,600,000	19,537,000
Funded Status
Funded status				(7,287,000)	$ (8,128,000)
Unrecognized net actuarial loss/accumulated other comprehensive loss	(10,252,000)	(10,591,000)	(11,488,000)	(9,064,000)	(10,252,000)	$ (10,591,000)
Net amount recognized	1,777,000	2,124,000
Projected benefit obligation, accumulated obligation and fair value of pension plan assets
Projected benefit obligation				29,495,000	27,728,000
Accumulated benefit obligation (ABO)				29,495,000	27,728,000
Fair value of plan assets				22,208,000	19,600,000
ABO less fair value of plan assets				7,287,000	8,128,000
Amounts recognized in the consolidated balance sheets
Current Liabilities				810,000	412,000
Noncurrent Liabilities				6,477,000	7,716,000
Total Amount Recognized				$ 7,287,000	$ 8,128,000
Net Periodic Benefit Cost
Interest cost	1,128,000	1,179,000	1,159,000
Expected return on plan assets	(1,111,000)	(1,197,000)	(1,264,000)
Recognized net actuarial loss	743,000	740,000	976,000
Net periodic benefit cost	760,000	722,000	871,000
Change in Accumulated Other Comprehensive Loss
Beginning of year	(10,252,000)	(10,591,000)	(11,488,000)
Net actuarial gain (loss)	445,000	(401,000)	(79,000)
Amortization of net loss	743,000	740,000	976,000
End of year	(9,064,000)	(10,252,000)	(10,591,000)
Pension Plan Assets
Target Allocation (as a percent)				100.00%
Actual Allocation (as a percent)				100.00%	100.00%
Fair value of plan assets	19,600,000	$ 19,537,000	19,537,000	$ 22,208,000	$ 19,600,000	$ 19,537,000
Contributions
Employer contribution	$ 412,000		$ 300,000
Expected contribution in 2018				800,000
Estimated Future Benefit Payments
2018				1,184,000
2019				1,256,000
2020				1,319,000
2021				1,361,000
2022				1,450,000
2023 to 2027				$ 8,279,000
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate (as a percent)				3.61%	4.16%	4.43%
Expected return on assets (as a percent)				5.50%	6.00%	6.35%
Weighted-average actuarial assumptions used to determine net periodic benefit cost:
Discount rate (as a percent)	4.16%	4.43%	4.08%
Expected return on assets (as a percent)	5.50%	6.00%	6.35%
Defined benefit pension plan | Level 1
Change in Plan Assets
Fair value of plan assets at beginning of year	$ 19,600,000
Fair value of plan assets at end of year	22,208,000	$ 19,600,000
Pension Plan Assets
Fair value of plan assets	19,600,000	19,600,000		$ 22,208,000	$ 19,600,000
Defined benefit pension plan | Equity securities
Pension Plan Assets
Target Allocation (as a percent)				75.00%
Actual Allocation (as a percent)				80.00%	83.00%
Defined benefit pension plan | Debt Securities and Cash
Pension Plan Assets
Target Allocation (as a percent)				25.00%
Actual Allocation (as a percent)				20.00%	17.00%
Defined benefit pension plan | Cash and cash equivalents
Change in Plan Assets
Fair value of plan assets at beginning of year	92,000
Fair value of plan assets at end of year	97,000	92,000
Pension Plan Assets
Fair value of plan assets	92,000	92,000		$ 97,000	$ 92,000
Defined benefit pension plan | Cash and cash equivalents | Level 1
Change in Plan Assets
Fair value of plan assets at beginning of year	92,000
Fair value of plan assets at end of year	97,000	92,000
Pension Plan Assets
Fair value of plan assets	92,000	92,000		97,000	92,000
Defined benefit pension plan | International equity
Change in Plan Assets
Fair value of plan assets at beginning of year	7,392,000
Fair value of plan assets at end of year	9,319,000	7,392,000
Pension Plan Assets
Fair value of plan assets	7,392,000	7,392,000		9,319,000	7,392,000
Defined benefit pension plan | International equity | Level 1
Change in Plan Assets
Fair value of plan assets at beginning of year	7,392,000
Fair value of plan assets at end of year	9,319,000	7,392,000
Pension Plan Assets
Fair value of plan assets	7,392,000	7,392,000		9,319,000	7,392,000
Defined benefit pension plan | Large cap blend
Change in Plan Assets
Fair value of plan assets at beginning of year	8,925,000
Fair value of plan assets at end of year	5,239,000	8,925,000
Pension Plan Assets
Fair value of plan assets	8,925,000	8,925,000		5,239,000	8,925,000
Defined benefit pension plan | Large cap blend | Level 1
Change in Plan Assets
Fair value of plan assets at beginning of year	8,925,000
Fair value of plan assets at end of year	5,239,000	8,925,000
Pension Plan Assets
Fair value of plan assets	8,925,000	8,925,000		5,239,000	8,925,000
Defined benefit pension plan | Intermediate-term bond
Change in Plan Assets
Fair value of plan assets at beginning of year	3,191,000
Fair value of plan assets at end of year	4,443,000	3,191,000
Pension Plan Assets
Fair value of plan assets	3,191,000	3,191,000		4,443,000	3,191,000
Defined benefit pension plan | Intermediate-term bond | Level 1
Change in Plan Assets
Fair value of plan assets at beginning of year	3,191,000
Fair value of plan assets at end of year	4,443,000	3,191,000
Pension Plan Assets
Fair value of plan assets	3,191,000	$ 3,191,000		4,443,000	$ 3,191,000
Defined benefit pension plan | Volatility risk premium defensive fund
Change in Plan Assets
Fair value of plan assets at end of year	3,110,000
Pension Plan Assets
Fair value of plan assets	3,110,000			3,110,000
Defined benefit pension plan | Volatility risk premium defensive fund | Level 1
Change in Plan Assets
Fair value of plan assets at end of year	3,110,000
Pension Plan Assets
Fair value of plan assets	$ 3,110,000			$ 3,110,000